Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:
	As of December 31,
	2015	2016
	RMB	RMB

Products	332,736	309,160
Packing materials and others	1,611	2,911

Inventories	334,347	312,071